LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of right of use assets

	Buildings	Motor Vehicles	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2019, date of initial application	$681	$468	$1,149
Additions in respect of new leases	1,788	335	2,123
Balance as of December 31, 2019	2,469	803	3,272

Accumulated depreciation:
Depreciation for the year	567	263	830
Balance as of December 31, 2019	567	263	830

Depreciated balance as of December 31, 2019	$1,902	$540	$2,442

Schedule of maturity analysis of lease liabilities

December 31,
2019
U.S. dollars
in thousands
Less than one year	$890
One to five years	1,011
More than five years	697
Total lease liabilities	2,598
Less - current maturities	890
Long-term lease liability	$1,708